Note 8 - Deferred Charges, Net	12 Months Ended
Dec. 31, 2023
Deferred Charges, net [Abstract]
Deferred Charges [Text Block]
8. Deferred Charges, net:

Deferred charges, net include the unamortized dry-docking and special survey costs. The amounts in the accompanying consolidated balance sheets are as follows:

Balance, January 1, 2022	$31,859
Additions	38,330
Amortization	(13,486)
Write-off and other movements (Note 7)	(1,668)
Balance, December 31, 2022	$55,035
Additions	43,233
Amortization	(19,782)
Write-off and other movements (Note 7)	(5,685)
Balance, December 31, 2023	$72,801

During the year ended December 31, 2023, 23 vessels underwent and completed their dry-docking and special survey and two vessels were in the process of completing their dry-docking and special survey. During the years ended December 31, 2021 and 2022, 14 and 18 vessels underwent and completed their dry-docking and special survey and one and five vessels were in the process of completing their dry-docking and special survey. The amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of operations.